SCHEDULE OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY COMPANY (Details)	6 Months Ended
Jun. 30, 2025
SKK Group Limited [Member]
Place of incorporation	British Virgin Islands company
Date of incorporation	Apr. 19, 2023
Shares issued and outstanding description	Issued and outstanding 1 ordinary share for US$1
Background of principal activities	Investment holding
Background of additional information	Provision of investment holding
Effective ownership percentage	100.00%
SKK Works Pte Ltd [Member]
Place of incorporation	Singaporean company
Date of incorporation	Oct. 16, 2013
Shares issued and outstanding description	Issued and outstanding 8,698,800 ordinary shares for S$8,698,800
Background of principal activities	Construction installation NEC
Effective ownership percentage	100.00%
SKK Works M&E Pte Ltd [Member]
Place of incorporation	Singaporean company
Date of incorporation	Mar. 01, 2018
Shares issued and outstanding description	Issued and outstanding 100,000 ordinary shares for S$100,000
Background of principal activities	General contractors and civil engineering
Effective ownership percentage	100.00%